Trade and Other Receivables - Schedule of Aging of Receivables that are Past Due the Average Credit Period (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 59,153,979	$ 14,041,821	RM 18,120,944
30 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	16,086,028	3,818,460	3,687,161
31 days to 60 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	1,316,304	312,461	454,020
61 days to 210 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	20,131,630	4,778,795	6,244,299
211 days to 240 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	37,914	9,000	3,540,879
241 days to 1 year [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 21,582,103	$ 5,123,105	RM 4,194,585